united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31,2019
Shares							Fair Value

	COMMON STOCK - 85.5%
	AGRICULTURE - 2.5%
15,000	Archer-Daniels-Midland Co. ^						$ 695,250
30,000	Bunge Ltd. ^						1,726,500
							2,421,750
	APPAREL - 1.2%
45,000	Tapestry, Inc. ^						1,213,650

	AIRLINES - 3.8%
20,000	Alaska Air Group, Inc. ^						1,355,000
40,000	Delta Air Lines Inc. ^ (a)						2,339,200
							3,694,200
	AUTO MANUFACTURERS - 1.3%
140,000	Ford Motor Co. ^						1,302,000

	BANKS - 10.7%
40,000	Bank of America Corp. ^						1,408,800
25,000	Citigroup, Inc. ^						1,997,250
7,000	JPMorgan Chase & Co. (a)						975,800
90,000	Regions Financial Corp. ^						1,544,400
25,400	Truist Financial Corp. ^						1,430,528
25,000	US Bancorp (a)						1,482,250
30,000	Wells Fargo & Co. ^						1,614,000
							10,453,028
	BEVERAGES - 3.3%
20,000	Anheuser-Busch InBev SA/NV - ADR ^ (a)						1,640,800
30,000	Molsoon Coors Brewing Co. ^						1,617,000
							3,257,800
	BIOTECHNOLOGY - 4.2%
5,000	Amgen, Inc. ^						1,205,350
45,000	Gilead Sciences, Inc. ^ (a)						2,924,100
							4,129,450
	CHEMICALS - 1.7%
4,033	Dow, Inc. * (a)						220,726
21,666	DuPont de Nemours, Inc. ^ (a)						1,390,957
							1,611,683
	COMPUTERS - 3.4%
25,100	International Business Machines Corp. ^ (a)						3,364,404

	ELECTRIC - 2.9%
55,000	CenterPoint Energy, Inc. ^						1,499,850
12,000	Duke Energy Corp. ^						1,094,520
7,500	PPL Corp. ^						269,100
							2,863,470
	FOOD - 2.7%
10,000	Kellogg Co. ^						691,600
60,000	Kraft Heinz Co. ^						1,927,800
							2,619,400
	HOME & OFFICE FURNISHINGS - 1.0%
51,000	Newell Brands, Inc. ^						980,220

	INSURANCE - 0.4%
4,500	Prudential Financial, Inc. ^						421,830

	INVESTMENT MANAGEMENT - 3.3%
180,000	Invesco Ltd. ^ (a)						3,236,400

	IRON/STEEL - 1.5%
25,000	Nucor Corp. ^						1,407,000

	LODGING - 1.1%
8,000	Wynn Resorts Ltd. ^						1,110,960

	MEDIA - 1.9%
44,301	ViacomCBS, Inc. ^						1,859,313

	MISCELLANEOUS MANUFACTURING - 1.1%
100,000	General Electric Co. ^ (a)						1,116,000

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31,2019
Shares							Fair Value

	COMMON STOCK (Continued) - 85.5%
	OIL & GAS - 9.6%
65,000	BP PLC - ADR ^ (a)						$ 2,453,100
20,000	Chevron Corp. ^						2,410,200
30,000	Exxon Mobil Corp. (a)						2,093,400
30,000	Marathon Petroleum Corp. ^						1,807,500
15,000	Schlumberger Ltd. ^						603,000
							9,367,200
	PHARMACEUTICALS - 4.5%
15,000	AbbVie, Inc. ^						1,328,100
20,000	Bristol-Myers Squibb Co. ^						1,283,800
3,000	Johnson & Johnson ^						437,610
35,000	Pfizer, Inc. ^ (a)						1,371,300
							4,420,810
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
46,100	Host Hotels & Resorts, Inc. ^						855,155

	RETAIL - 7.8%
25,000	CVS Health Corp. ^						1,857,250
5,000	Home Depot, Inc. ^						1,091,900
20,500	Kohl's Corp. ^						1,044,475
50,000	L Brands, Inc.						906,000
7,500	McDonald's Corp. ^						1,482,075
30,000	Nordstrom, Inc. ^						1,227,900
							7,609,600
	SEMICONDUCTORS - 6.2%
8,000	Broadcom, Inc. ^						2,528,160
32,000	Intel Corp. ^ (a)						1,915,200
18,000	QUALCOMM, Inc. ^						1,588,140
							6,031,500

	TELECOMMUNICATIONS - 7.3%
40,000	AT&T, Inc. ^ (a)						1,563,200
60,000	Cisco Systems, Inc. ^ (a)						2,877,600
20,000	Verizon Communications, Inc. ^ (a)						1,228,000
75,000	Vodafone Group PLC - ADR ^						1,449,750
							7,118,550

	TRANSPORTATION - 1.2%
10,000	United Parcel Service, Inc. ^						1,170,600

	TOTAL COMMON STOCK						83,635,973
	(Cost - $88,325,591)
Contracts**

	PUT OPTIONS PURCHASED * - 1.0%			Expiration	Exercise Price	Notional Amount
800	SPDR S&P 500 ETF Trust			January 2020	$ 300.00	$ 24,000,000	27,200
1,100	SPDR S&P 500 ETF Trust			June 2020	270.00	29,700,000	308,000
200	SPDR S&P 500 ETF Trust			June 2020	300.00	6,000,000	133,000
300	SPDR S&P 500 ETF Trust			September 2020	290.00	8,700,000	240,000
200	SPDR S&P 500 ETF Trust			September 2020	310.00	6,200,000	261,000
	TOTAL PUT OPTIONS PURCHASED						969,200
	(Cost - $2,059,445)

	SHORT-TERM INVESTMENT - 12.9%
	MONEY MARKET FUND - 12.9%
12,633,425	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.07% + (a)						12,633,425
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $12,633,425)

	TOTAL INVESTMENTS - 99.4% (Cost - $103,018,461)						$ 97,238,598
	OPTIONS WRITTEN (Premiums Received - $622,096) - (0.5) %						(507,787)
	OTHER ASSETS LESS LIABILITES - 1.1%						1,126,863
	NET ASSETS - 100.0%						$ 97,857,674

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31,2019
Contracts **				Expiration	Exercise Price	Notional Amount	Fair Value

	CALL OPTIONS WRITTEN * - (0.5) %
50	AbbVie, Inc.			January 2020	$ 90.00	$ 450,000	$ 3,200
100	Alaska Air Group, Inc.			January 2020	70.00	700,000	4,000
25	Amgen, Inc.			January 2020	240.00	600,000	11,750
60	Anheuser-Busch InBev SA/NV - ADR			January 2020	80.00	480,000	15,300
50	Archer-Daniels-Midland Co.			January 2020	46.00	230,000	4,200
200	AT&T, Inc.			January 2020	39.00	780,000	9,000
200	Bank of America Corp.			January 2020	35.00	700,000	16,400
55	BP PLC - ADR			January 2020	37.00	203,500	5,500
100	Bristol-Myers Squibb Co.			January 2020	62.50	625,000	19,000
40	Broadcom Ltd.			January 2020	320.00	1,280,000	16,200
150	Bunge Ltd.			January 2020	57.50	862,500	13,650
275	CenterPoint Energy, Inc.			January 2020	27.00	742,500	16,500
80	Chevron Corp.			January 2020	120.00	960,000	16,800
200	Cisco Systems, Inc.			January 2020	47.00	940,000	22,600
125	Citigroup, Inc.			January 2020	80.00	1,000,000	19,500
125	CVS Health Corp.			January 2020	75.00	937,500	12,500
200	Delta Air Lines, Inc.			January 2020	60.00	1,200,000	11,400
60	Duke Energy, Inc.			January 2020	87.50	525,000	20,700
75	DuPont de Nemours, Inc.			January 2020	65.00	487,500	6,900
200	General Electric Co.			January 2020	11.00	220,000	6,800
140	Gilead Sciences, Inc.			January 2020	65.00	910,000	18,480
25	Home Depot, Inc.			January 2020	215.00	537,500	12,625
11	Host Hotels & Resorts			January 2020	18.00	19,800	825
100	Intel Corp.			January 2020	60.00	600,000	9,200
50	International Business Machines Corp.			January 2020	135.00	675,000	6,400
400	Invesco Ltd.			January 2020	18.00	720,000	15,200
30	Johnson & Johnson			January 2020	145.00	435,000	6,870
50	Kellogg Co.			January 2020	67.50	337,500	10,400
60	Kohl's Corp.			January 2020	50.00	300,000	14,100
100	Kraft Heinz Co.			January 2020	32.50	325,000	4,000
75	Marathon Petroleum Corp.			January 2020	62.50	468,750	5,625
25	McDonald's Corp.			January 2020	200.00	500,000	2,975
70	Molsoon Coors Brewing Co.			January 2020	55.00	385,000	2,800
102	Newell Brands, Inc.			January 2020	20.00	204,000	1,632
100	Nordstrom, Inc.			January 2020	40.00	400,000	18,100
50	Nucor Corp.			January 2020	57.50	287,500	2,500
100	Pfizer, Inc.			January 2020	39.00	390,000	6,700
75	PPL Corp.			January 2020	36.00	270,000	2,625
45	Prudential Financial, Inc.			January 2020	95.00	427,500	3,690
60	QUALCOMM, Inc.			January 2020	87.50	525,000	14,760
300	Regions Financial Corp.			January 2020	17.00	510,000	13,500
50	Schlumberger Ltd.			January 2020	40.00	200,000	6,550
150	Tapestry, Inc.			January 2020	28.00	420,000	4,500
100	Truist Financial Corp.			January 2020	55.00	550,000	16,000
50	United Parcel Service, Inc.			January 2020	120.00	600,000	3,500
100	Verizon Communications, Inc.			January 2020	62.50	625,000	1,300
100	ViacomCBS, Inc.			January 2020	42.50	425,000	7,000
250	Vodafone Group PLC - ADR			January 2020	19.00	475,000	12,750
100	Wells Fargo & Co.			January 2020	52.50	525,000	17,800
40	Wynn Resorts Ltd.			January 2020	140.00	560,000	13,480
	TOTAL CALL OPTIONS WRITTEN						$ 507,787
	(Premiums Received - $622,096)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of December 31, 2019.
^ Security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) All or portion of the security is pledged as collateral.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31,2019

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31,2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2019 for the Fund's assets and liabilities measured at fair value:

	Assets	Level 1	Level 2	Level 3	Total
	Common Stock *	$ 83,635,973	$ -	$ -	$ 83,635,973
	Put Options Purchased	969,200			969,200
	Short-Term lnvestment	12,633,425	-	-	12,633,425
	Total	$ 97,238,598	$ -	$ -	$ 97,238,598
	Liabilities
	Options Written	$ 507,787	$ -	$ -	$ 507,787
	The Fund did not hold any Level 3 securities during the period.
	* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2019 the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $(975,936).
The notional value of the options outstanding as of December 31, 2019 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$102,647,342	$ 1,379,643	$ (7,296,174)	$ (5,916,531)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/26/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/26/20

By

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/26/20